Long-term Debt - Senior Guaranteed Noted (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	$ 1,891,200,000			$ 1,670,000,000
Senior guaranteed notes	2,294,600,000			1,932,000,000
Current notes and debentures issued and current portion of non-current notes and debentures issued	99,800,000			63,800,000
Non-current portion of non-current notes and debentures issued	2,194,800,000			1,868,200,000
Borrowings	4,276,700,000			4,111,000,000
Senior guaranteed notes
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities	277,000,000	$ 1,480,000,000
Senior guaranteed notes | Cross Currency Derivative Contract Swap 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	1,450,000,000
Derivative notional amount	1,580,000,000
Senior guaranteed notes | Foreign Exchange Forward Derivative Contract Swap May 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000,000
Derivative notional amount	$ 32,200,000
4.58% Interest, Maturing 4/14/2018
Disclosure of detailed information about borrowings [line items]
Principal			$ 31,000,000.0
Borrowings, interest rate	4.58%		4.58%
Principal due on maturity	$ 0
Senior guaranteed notes	$ 0			38,800,000
2.65% Interest, Maturing 6/12/2018
Disclosure of detailed information about borrowings [line items]
Principal			$ 20,000,000.0
Borrowings, interest rate	2.65%		2.65%
Principal due on maturity	$ 0
Senior guaranteed notes	0			25,000,000
4.29% Interest, Maturing 5/22/2019
Disclosure of detailed information about borrowings [line items]
Principal	$ 7,000,000.0
Borrowings, interest rate	4.29%		4.29%
Principal due on maturity	$ 7,000,000
Senior guaranteed notes	$ 7,000,000			7,000,000
3.39% Interest, Maturing 5/22/2019
Disclosure of detailed information about borrowings [line items]
Principal			$ 68,800,000.0
Borrowings, interest rate	3.39%		3.39%
Principal due on maturity	$ 66,700,000
Senior guaranteed notes	$ 92,800,000			85,100,000
6.03% Interest, Maturing 3/24/2020
Disclosure of detailed information about borrowings [line items]
Principal			$ 155,000,000.0
Borrowings, interest rate	6.03%		6.03%
Principal due on maturity	$ 158,300,000
Senior guaranteed notes	211,500,000			194,000,000
5.53% Interest, Maturing 4/14/2021
Disclosure of detailed information about borrowings [line items]
Principal	$ 50,000,000.0
Borrowings, interest rate	5.53%		5.53%
Principal due on maturity	$ 50,000,000
Senior guaranteed notes	$ 50,000,000			50,000,000
5.13% Interest, Maturing 4/14/2021
Disclosure of detailed information about borrowings [line items]
Principal			$ 82,000,000.0
Borrowings, interest rate	5.13%		5.13%
Principal due on maturity	$ 79,000,000
Senior guaranteed notes	$ 111,900,000			102,700,000
3.29% Interest, Maturing 6/20/2021
Disclosure of detailed information about borrowings [line items]
Principal			$ 52,500,000.0
Borrowings, interest rate	3.29%		3.29%
Principal due on maturity	$ 56,300,000
Senior guaranteed notes	71,600,000			65,700,000
4.76% Interest, Maturing 5/22/2022
Disclosure of detailed information about borrowings [line items]
Principal	$ 25,000,000.0
Borrowings, interest rate	4.76%		4.76%
Principal due on maturity	$ 25,000,000
Senior guaranteed notes	$ 25,000,000			25,000,000
4.00% Interest, Maturing 5/22/2022
Disclosure of detailed information about borrowings [line items]
Principal			$ 200,000,000.0
Borrowings, interest rate	4.00%		4.00%
Principal due on maturity	$ 199,100,000
Senior guaranteed notes	$ 272,900,000			250,400,000
4.12% Interest, Maturing 4/11/2023
Disclosure of detailed information about borrowings [line items]
Principal			$ 61,500,000.0
Borrowings, interest rate	4.12%		4.12%
Principal due on maturity	$ 80,300,000
Senior guaranteed notes	83,900,000			0
3.58% Interest, Maturing 4/11/2023
Disclosure of detailed information about borrowings [line items]
Principal	$ 80,000,000.0
Borrowings, interest rate	3.58%		3.58%
Principal due on maturity	$ 80,000,000
Senior guaranteed notes	80,000,000			0
4.11% Interest, Maturing 6/12/2023
Disclosure of detailed information about borrowings [line items]
Principal	$ 10,000,000.0
Borrowings, interest rate	4.11%		4.11%
Principal due on maturity	$ 10,000,000
Senior guaranteed notes	$ 10,000,000			10,000,000
3.78% Interest, Maturing 6/12/2023
Disclosure of detailed information about borrowings [line items]
Principal			$ 270,000,000.0
Borrowings, interest rate	3.78%		3.78%
Principal due on maturity	$ 274,700,000
Senior guaranteed notes	368,400,000			338,000,000
3.85% Interest, Maturing 6/20/2024
Disclosure of detailed information about borrowings [line items]
Principal	$ 40,000,000.0
Borrowings, interest rate	3.85%		3.85%
Principal due on maturity	$ 40,000,000
Senior guaranteed notes	$ 40,000,000			40,000,000
3.75% Interest, Maturing 6/20/2024
Disclosure of detailed information about borrowings [line items]
Principal			$ 257,500,000.0
Borrowings, interest rate	3.75%		3.75%
Principal due on maturity	$ 276,400,000
Senior guaranteed notes	$ 351,400,000			322,400,000
4.30% Interest, Maturing 4/11/2025
Disclosure of detailed information about borrowings [line items]
Principal			$ 82,000,000.0
Borrowings, interest rate	4.30%		4.30%
Principal due on maturity	$ 107,000,000
Senior guaranteed notes	111,900,000			0
3.94% Interest, Maturing 4/22/2025
Disclosure of detailed information about borrowings [line items]
Principal	$ 65,000,000.0
Borrowings, interest rate	3.94%		3.94%
Principal due on maturity	$ 65,000,000
Senior guaranteed notes	$ 65,000,000			65,000,000
4.08% Interest, Maturing 4/22/2025
Disclosure of detailed information about borrowings [line items]
Principal			$ 230,000,000.0
Borrowings, interest rate	4.08%		4.08%
Principal due on maturity	$ 291,100,000
Senior guaranteed notes	$ 313,900,000			287,900,000
4.18% Interest, Maturing 4/22/2027
Disclosure of detailed information about borrowings [line items]
Principal			$ 20,000,000.0
Borrowings, interest rate	4.18%		4.18%
Principal due on maturity	$ 25,300,000
Senior guaranteed notes	$ 27,400,000			$ 25,000,000